Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Deferred income
Accumulated loss	$ (43,325)	(38,472)	[1]
According to the previous policy [Member]
Deferred income		95
Accumulated loss		(38,567)
The change [Member]
Deferred income		(95)
Accumulated loss		$ 95

[1]	Restated due to full retrospective method of adoption of IFRS 15, see Note 3(2).